RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Advances due to related party	$ 80,680	$ 80,680	$ 80,680
Related parties forgave accrued expenses amount	675,000
Accounts payables and accrued liabilities	0	612,500	$ 537,500
Promissory Note [Member]
Promissory note issued to related party	$ 7,000	$ 7,000
Maturity date	Jul. 14, 2019	Jul. 14, 2019
Interest rate	5.00%	5.00%